FAIR VALUE MEASUREMENTS - Transfers of assets or liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Transfers of assets from level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfers of assets from level 2 to level 1	0	0	0	0
Transfers of liabilities from level 1 to level 2	0	0	0	0
Transfers of liabilities from level 2 to level 1	0	0	0	0
Transfers of assets in and out of level 3	$ 0	$ 0	0	0
Transfers of liabilities in and out of level 3			$ 0	$ 0